INTANGIBLE ASSETS (Details - Future amortization)	Jun. 30, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 96,015
2025	192,030
2026	192,030
2027	192,030
2028 and beyond	563,770
Total	$ 1,235,875